Subsequent Events (Details) - USD ($)					1 Months Ended					3 Months Ended			12 Months Ended
	Jun. 02, 2020	Apr. 03, 2020	Apr. 02, 2020	Mar. 13, 2020	Apr. 27, 2020	Mar. 31, 2020	Mar. 30, 2020	Mar. 19, 2020	May 30, 2019	Mar. 31, 2020	Mar. 31, 2019	Aug. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	May 05, 2020
Subsequent Event [Line Items]
Proceeds from convertible debt										$ 467,000			$ 1,275,000	$ 2,500,000
Issuance of common stock upon note conversions shares									2,179,622
Debt instrument amount												$ 5,000,000
Proceeds from advance notes												$ 900,000	$ 2,050,000	$ 925,000
Non Qualified Financing [Member]
Subsequent Event [Line Items]
Proceeds from convertible debt										$ 10,000,000
Subsequent Event [Member] | 2020 Private Placement [Member]
Subsequent Event [Line Items]
Issuance and sold common stock	82,528,718
Purchase Price per share	$ 0.87
Aggregate gross Proceeds	$ 71,800,000
Subsequent Event [Member] | 2020 Bridge Notes [Member]
Subsequent Event [Line Items]
Interest rate					7.00%
Debt instrument amount					$ 350,000
Maturity Date					Dec. 31, 2020
Subsequent Event [Member] | 2020 CARES Act [Member]
Subsequent Event [Line Items]
Interest rate															1.00%
Amount received under paycheck Protection Plan loan															$ 83,000
Subsequent Event [Member] | 2018 convertible notes [Member]
Subsequent Event [Line Items]
Proceeds from convertible debt		$ 600,000
Subsequent Event [Member] | 2019 convertible notes [Member]
Subsequent Event [Line Items]
Proceeds from convertible debt		$ 1,200,000
Subsequent Event [Member] | Cheval Holdings [Member] | 2020 Bridge Notes [Member]
Subsequent Event [Line Items]
Debt instrument amount					$ 100,000
Subsequent Event [Member] | Nomis Bay LTD [Member] | 2020 Bridge Notes [Member]
Subsequent Event [Line Items]
Debt instrument amount					$ 250,000
Subsequent Event [Member] | Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Proceeds from convertible debt			$ 4,300,000			$ 2,600,000
Issuance of common stock upon note conversions shares			11,989,578			7,131,942
Subsequent Event [Member] | Convertible Promissory Note [Member] | Cheval Holdings [Member]
Subsequent Event [Line Items]
Issuance of common stock upon note conversions shares			1,583,333			1,583,333
Subsequent Event [Member] | Bona Fide Financing Transaction [Member] | 2020 Bridge Notes [Member]
Subsequent Event [Line Items]
Interest rate					10.00%
Proceeds from advance notes					$ 10,000,000
Subsequent Event [Member] | Convertible redeemable promissory note [Member]
Subsequent Event [Line Items]
Proceeds from convertible debt							$ 448,333.33
Interest rate				7.00%				7.00%
Maturity Date				Mar. 13, 2021				Mar. 19, 2021
Debt discount				$ 33,000				$ 18,833.33
Common stock conversion price				$ 0.25
Percentage of conversion price				68.00%
Common stock closing price				$ 0.30
Amount of Fixed monthly amortizing payments				$ 25,000